Guarantor Financial Information - Condensed Consolidating Statement of Income (Loss) (Detail) - USD ($) $ in Thousands	3 Months Ended										12 Months Ended
	Mar. 31, 2018		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net revenues	$ 688,912		$ 734,413	$ 708,824	$ 670,697	$ 622,995	$ 681,747	$ 648,783	$ 630,523	$ 609,703	$ 2,736,929	$ 2,570,756	$ 2,461,044
Cost of revenue	444,324					383,337					1,683,704	1,554,707	1,493,547
Gross profit	244,588		278,530	279,633	255,404	239,658	276,075	256,351	246,768	236,855	1,053,225	1,016,049	967,497
Operating expenses:
Selling, general and administrative expenses	171,109	[1]				160,858					689,847	653,029	608,114
Amortization of acquired intangible assets	9,936					7,242					36,412	27,183	28,513
Other operating (income) expense, net	(218)					(7,538)					(1,661)	(4,940)	(3,322)
Income from operations	63,761		72,049	97,451	80,031	79,096	98,092	87,124	79,940	75,622	328,627	340,777	334,192
Foreign exchange gains (losses), net	4,798					(4,913)					1,996	2,630	5,269
Interest income (expense), net	(8,100)					(5,493)					(31,735)	(16,184)	(31,267)
Other income (expense), net	15,550					553					26,238	10,120	4,360
Income before equity-method investment activity, net and income tax expense	76,009		81,559	89,742	84,582	69,243	95,502	87,360	81,818	72,664	325,126	337,343	312,554
Gain (loss) on equity-method investment activity, net						(4,558)					(4,543)	(7,698)	(10,800)
Income before income tax expense	76,009					64,685					320,583	329,645	301,754
Income tax expense	12,075					12,245					59,742	62,098	61,937
Net income	63,934	[2]	66,138	73,161	69,102	52,440	76,066	68,188	64,788	58,505	260,841	267,547	239,817
Net loss attributable to redeemable non-controlling interest	(761)		(944)	(584)	156	(898)	(232)	(734)	(882)	(289)	(2,270)	(2,137)
Net income attributable to Genpact Limited shareholders	64,695	[2]	$ 67,082	$ 73,745	$ 68,946	53,338	$ 76,298	$ 68,922	$ 65,670	$ 58,794	263,111	269,684	239,817
Eliminations
Net revenues	(9,476)					(7,562)					(46,722)	(39,518)	(34,250)
Gross profit	(9,476)					(7,562)					(46,722)	(39,518)	(34,250)
Operating expenses:
Selling, general and administrative expenses	(9,542)					(7,566)					(69,619)	(41,984)	(34,250)
Other operating (income) expense, net													(22,268)
Income from operations	66					4					22,897	2,466	22,268
Income before equity-method investment activity, net and income tax expense	66					4					22,897	2,466	22,268
Gain (loss) on equity-method investment activity, net	(110,702)					(97,819)					(359,475)	(456,142)	(322,013)
Income before income tax expense	(110,636)					(97,815)					(336,578)	(453,676)	(299,745)
Net income	(110,636)					(97,815)					(336,578)	(453,676)	(299,745)
Net income attributable to Genpact Limited shareholders	(110,636)					(97,815)					(336,578)	(453,676)	(299,745)
Issuer/Subsidiary
Net revenues	11,939					7,562					46,722	39,518	34,250
Gross profit	11,939					7,562					46,722	39,518	34,250
Operating expenses:
Selling, general and administrative expenses	1,623					1,141					9,859	9,499	4,594
Other operating (income) expense, net	17					(3,138)					(3,412)	(4,043)	22,149
Income from operations	10,299					9,559					40,275	34,062	7,507
Foreign exchange gains (losses), net	953					1,616					3,312	(1,633)	(3,574)
Interest income (expense), net	(3,489)					17,937					(11,375)	(1,358)	(531)
Intercompany interest income (expense), net	20,543					2,246					47,547	81,359	42,417
Other income (expense), net											18,391	(829)
Income before equity-method investment activity, net and income tax expense	28,306					31,358					98,150	111,601	45,819
Gain (loss) on equity-method investment activity, net	7,443					1,979					(15,058)	29,969	17,757
Income before income tax expense	35,749					33,337					83,092	141,570	63,576
Income tax expense	1,691					1,483					7,435	8,384	7,160
Net income	34,058					31,854					75,657	133,186	56,416
Net income attributable to Genpact Limited shareholders	34,058					31,854					75,657	133,186	56,416
Parent/Guarantor
Operating expenses:
Selling, general and administrative expenses	1,492					3,789					21,076	12,772	21,298
Other operating (income) expense, net												(500)
Income from operations	(1,492)					(3,789)					(21,076)	(12,272)	(21,298)
Foreign exchange gains (losses), net	221					(5)					2	57	(219)
Intercompany interest income (expense), net	(3,235)					(2,296)					(10,148)		2,027
Other income (expense), net												(3,390)
Income before equity-method investment activity, net and income tax expense	(4,506)					(6,090)					(31,222)	(15,605)	(19,490)
Gain (loss) on equity-method investment activity, net	69,201					59,428					294,333	285,289	237,040
Income before income tax expense	64,695					53,338					263,111	269,684	217,550
Net income	64,695					53,338					263,111	269,684	217,550
Net income attributable to Genpact Limited shareholders	64,695					53,338					263,111	269,684	217,550
Non-Guarantor Subsidiaries
Net revenues	686,449					622,995					2,736,929	2,570,756	2,461,044
Cost of revenue	444,324					383,337					1,683,704	1,554,707	1,493,547
Gross profit	242,125					239,658					1,053,225	1,016,049	967,497
Operating expenses:
Selling, general and administrative expenses	177,536					163,494					728,531	672,742	616,472
Amortization of acquired intangible assets	9,936					7,242					36,412	27,183	28,513
Other operating (income) expense, net	(235)					(4,400)					1,751	(397)	(3,203)
Income from operations	54,888					73,322					286,531	316,521	325,715
Foreign exchange gains (losses), net	3,624					(6,524)					(1,318)	4,206	9,062
Interest income (expense), net	(4,611)					(23,430)					(20,360)	(14,826)	(30,736)
Intercompany interest income (expense), net	(17,308)					50					(37,399)	(81,359)	(44,444)
Other income (expense), net	15,550					553					7,847	14,339	4,360
Income before equity-method investment activity, net and income tax expense	52,143					43,971					235,301	238,881	263,957
Gain (loss) on equity-method investment activity, net	34,058					31,854					75,657	133,186	56,416
Income before income tax expense	86,201					75,825					310,958	372,067	320,373
Income tax expense	10,384					10,762					52,307	53,714	54,777
Net income	75,817					65,063					258,651	318,353	265,596
Net loss attributable to redeemable non-controlling interest	(761)					(898)					(2,270)	(2,137)
Net income attributable to Genpact Limited shareholders	$ 76,578					$ 65,961					$ 260,921	$ 320,490	$ 265,596

[1]	During the three months ended March 31, 2018, the Company amortized $3,239 in contract costs related to obtaining a contract. Upon the adoption of ASC 606 the Company capitalized such costs in an amount of $3,283, resulting in a net adjustment of $44.
[2]	During the three months ended March 31, 2018, the Company amortized $3,239 in contract costs related to obtaining a contract. Upon adoption of ASC 606 the Company capitalized such costs in an amount of $3,283, resulting in net adjustment of $44.